Cover	Mar. 11, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 11, 2022
Entity File Number	000-32201
Entity Registrant Name	Rivulet Media, Inc.
Entity Central Index Key	0001079282
Entity Tax Identification Number	33-0824714
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1206 East Warner Road
Entity Address, Address Line Two	Suite 101-I
Entity Address, City or Town	Gilbert
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85296
City Area Code	(480)
Local Phone Number	225-4052
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false